Geographic Supplemental Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
Operating cost and expenses	3,445,061	3,363,763	3,394,103
Operating profit	355,210	363,489	337,277
Total assets	4,427,773	4,460,618	4,242,710
Japan
Net sales:
Net sales	847,669	836,801	797,501
Operating cost and expenses	2,285,780	2,245,930	2,326,351
Operating profit	327,729	343,249	326,331
Total assets	969,805	1,134,484	1,152,398
Americas
Net sales:
Net sales	1,138,830	1,033,797	1,056,096
Operating cost and expenses	1,130,099	1,018,661	1,043,487
Operating profit	29,800	23,874	24,383
Total assets	544,395	531,122	447,039
Europe
Net sales:
Net sales	1,077,033	1,088,293	1,124,603
Operating cost and expenses	1,165,218	1,135,515	1,171,357
Operating profit	18,490	12,271	6,527
Total assets	409,357	484,858	496,549
Asia and Oceania
Net sales:
Net sales	736,739	768,361	753,180
Operating cost and expenses	1,582,113	1,522,244	1,574,125
Operating profit	66,021	67,717	60,820
Total assets	620,090	674,672	631,827
Corporate and Eliminations
Net sales:
Operating cost and expenses	(2,718,149)	(2,558,587)	(2,721,217)
Operating profit	(86,830)	(83,622)	(80,784)
Total assets	1,884,126	1,635,482	1,514,897
Geography Eliminations | Japan
Net sales:
Net sales	(1,765,840)	(1,752,378)	(1,855,181)
Geography Eliminations | Americas
Net sales:
Net sales	(21,069)	(8,738)	(11,774)
Geography Eliminations | Europe
Net sales:
Net sales	(106,675)	(59,493)	(53,281)
Geography Eliminations | Asia and Oceania
Net sales:
Net sales	(911,395)	(821,600)	(881,765)
Geography Eliminations | Corporate and Eliminations
Net sales:
Net sales	2,804,979	2,642,209	2,802,001
Operating Segments
Net sales:
Net sales	3,800,271	3,727,252	3,731,380
Operating Segments | Japan
Net sales:
Net sales	2,613,509	2,589,179	2,652,682
Operating Segments | Americas
Net sales:
Net sales	1,159,899	1,042,535	1,067,870
Operating Segments | Europe
Net sales:
Net sales	1,183,708	1,147,786	1,177,884
Operating Segments | Asia and Oceania
Net sales:
Net sales	1,648,134	1,589,961	1,634,945
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	¥ (2,804,979)	¥ (2,642,209)	¥ (2,802,001)